First Trust Indxx Global Natural Resources Income ETF Investment Strategy - First Trust Indxx Global Natural Resources Income ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned, developed, maintained and sponsored by Indxx, Inc. (the “Index Provider”). The Index Provider reserves the right to use qualitative judgment to include, exclude, adjust, or postpone the inclusion of a stock in the Index. Continued Index membership of a constituent is not necessarily subject to the guidelines provided in the Index methodology. A security may be considered for exclusion by the Index Provider on the basis of corporate governance, accounting policies, lack of transparency and lack of representation, despite meeting all the criteria provided in the Index methodology. According to the Index Provider, the Index is a free float adjusted market capitalization weighted index designed to track the performance of companies involved in the upstream segment of the natural resources sector. The term “free float” describes the portion of an issuer’s outstanding securities that can be publicly traded, and therefore excludes locked-in securities held by an issuer’s affiliates, officers or promoters or securities subject to some other restrictive arrangement that prevents them from being freely traded. According to the Index Provider, to be included in the Index, a security must meet the size, float, liquidity, price, security type and seasoning requirements of the Index, and must be domiciled in an Index eligible country, as determined by the Index Provider. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. The Index Provider defines natural resources as being comprised of specified industries in the following sub-themes: ●Energy: Exploration and development of oil or gas reserves, drilling and refining, or integrated power utility companies – including renewable energy and coal. ●Materials: Mining and refining of metals, chemical producers and forestry products. ●Agriculture: Agrichemicals, breeding, crop production, farm machinery, processing, seed supply as well as marketing and retail sales. ●Water: Providing drinking water and wastewater services including sewage treatment. ●Timber: Production of forest products, timber/lumber, primary forest and wood products and secondary products like wood pulp for the pulp and paper industry. According to the Index Provider, to be included in the Index, a security must be issued by a company that has (i) a positive earnings-per-share for the preceding 12 months, (ii) paid dividends in each of the prior three years and (iii) not experienced a drop in dividend paid (compared with the previous year) in at least one of the last two years and (iv) generate at least 50% of its revenues from up-stream activities for securities included in the energy sub-theme or generate at least 50% of its revenues from its respective sub-theme for securities included in the other sub-themes. The 50 securities with the highest dividend yield are included in the Index. The Index is then adjusted to ensure that each sub-theme is capped at 30%. Index securities are weighted based on their security-level free float adjusted market capitalization. No security may be weighted above 9.9% and the aggregate weight of all the securities with a weight greater than 4.5% is capped at 40% of the Index. The additional weight is redistributed amongst the non-capped securities. Under normal market conditions, the Fund invests at least 40% of its net assets (including investment borrowings) in securities of non-U.S. issuers and invests in the securities of issuers located in at least three countries. The Fund may also invest in companies with various market capitalizations, depositary receipts, emerging market companies, U.S. dollar denominated and non-U.S. dollar denominated securities. The Index is reconstituted annually and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Fund had significant investments in materials companies and Canadian issuers, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of December 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Fund had significant investments in materials companies and Canadian issuers, although this may change from time to time.